UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
August 31, 2018
unaudited
Common stocks 88.67% Information technology 29.96%	Shares	Value (000)
Alphabet Inc., Class C1	252,438	$307,517
Alphabet Inc., Class A1	192,695	237,362
Samsung Electronics Co., Ltd.	10,131,500	440,975
Tencent Holdings Ltd.	9,256,100	400,965
Broadcom Inc.	1,705,094	373,467
Micron Technology, Inc.[1]	5,916,000	310,708
Facebook, Inc., Class A1	1,684,100	295,947
SK hynix, Inc.	3,940,000	293,779
Applied Materials, Inc.	5,935,700	255,354
Accenture PLC, Class A	1,333,300	225,421
Skyworks Solutions, Inc.	2,311,397	211,031
Microsoft Corp.	1,856,000	208,484
Mastercard Inc., Class A	940,900	202,820
Alibaba Group Holding Ltd. (ADR)[1]	1,107,500	193,824
Apple Inc.	753,000	171,405
Autodesk, Inc.[1]	931,000	143,700
Intel Corp.	2,919,000	141,367
Baidu, Inc., Class A (ADR)[1]	603,380	136,653
Lumentum Holdings Inc.[1]	1,845,900	125,337
Texas Instruments Inc.	1,100,000	123,640
Trimble Inc.[1]	2,809,430	118,277
Cree, Inc.[1]	2,453,323	118,029
ServiceNow, Inc.[1]	566,482	111,234
Murata Manufacturing Co., Ltd.	620,000	107,053
Tokyo Electron Ltd.	613,800	104,270
HubSpot, Inc.[1]	679,000	97,572
AAC Technologies Holdings Inc.	8,625,500	95,610
Paycom Software, Inc.[1]	533,271	82,721
MACOM Technology Solutions Holdings, Inc.[1]	3,100,000	71,455
Guidewire Software, Inc.[1]	707,900	71,193
Viavi Solutions Inc.[1]	5,998,400	67,182
Adobe Systems Inc.[1]	232,400	61,240
Qorvo, Inc.[1]	742,000	59,427
Moneysupermarket.com Group PLC	15,762,066	58,035
International Business Machines Corp.	390,000	57,127
Bottomline Technologies (de), Inc.[1]	848,000	55,943
RingCentral, Inc., Class A1	557,400	51,922
ASML Holding NV	252,340	51,446
Activision Blizzard, Inc.	653,000	47,081
Arista Networks, Inc.[1]	129,800	38,808
salesforce.com, inc.[1]	220,000	33,590
Inphi Corp.[1]	867,000	32,140
WIN Semiconductors Corp.	5,281,000	28,627
Worldpay, Inc., Class A1	255,300	24,864
Visa Inc., Class A	112,300	16,496
Western Union Co.	855,000	16,177
II-VI, Inc.[1]	248,000	12,338
The New Economy Fund — Page 1 of 7

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Nintendo Co., Ltd.	32,600	$11,783
Zebra Technologies Corp., Class A1	55,800	9,583
Finisar Corp.[1]	8,000	163
		6,511,142
Health care 18.41%
AbbVie Inc.	3,277,430	314,568
Bluebird Bio, Inc.[1]	1,862,514	313,461
Thermo Fisher Scientific Inc.	1,246,000	297,919
UnitedHealth Group Inc.	785,500	210,875
Novartis AG	2,517,000	208,735
GW Pharmaceuticals PLC (ADR)[1]	1,314,040	192,875
Abbott Laboratories	2,694,000	180,067
BioMarin Pharmaceutical Inc.[1]	1,601,130	160,081
Hologic, Inc.[1]	3,989,000	158,603
Daiichi Sankyo Co., Ltd.	4,060,900	158,547
Molina Healthcare, Inc.[1]	1,061,000	146,418
Shire PLC	2,348,000	136,937
Amgen Inc.	685,000	136,870
Stryker Corp.	791,209	134,054
Boston Scientific Corp.[1]	3,626,492	128,958
PerkinElmer, Inc.	1,153,000	106,572
Ultragenyx Pharmaceutical Inc.[1]	1,152,106	97,618
Integra LifeSciences Holdings Corp.[1]	1,420,370	84,469
China Biologic Products Holdings, Inc.[1]	892,311	80,005
Medtronic PLC	825,800	79,615
Evolent Health, Inc., Class A1	3,054,195	77,882
Illumina, Inc.[1]	197,500	70,079
Centene Corp.[1]	474,000	69,431
Insulet Corp.[1]	579,300	60,404
Express Scripts Holding Co.[1]	683,000	60,118
Wright Medical Group NV1	1,950,000	56,511
Vertex Pharmaceuticals Inc.[1]	285,000	52,554
Essilor International SA	349,428	50,416
QIAGEN NV1	1,243,006	48,118
Regeneron Pharmaceuticals, Inc.[1]	110,700	45,027
Humana Inc.	113,600	37,858
Mesoblast Ltd.[1,2]	28,891,583	34,063
Mesoblast Ltd. (ADR)[1,2]	372,800	2,267
Gilead Sciences, Inc.	133,000	10,072
		4,002,047
Consumer discretionary 15.57%
Netflix, Inc.[1]	3,025,600	1,112,453
Amazon.com, Inc.[1]	314,325	632,645
Galaxy Entertainment Group Ltd.	43,770,000	324,005
Twenty-First Century Fox, Inc., Class A	3,800,000	172,520
Booking Holdings Inc.[1]	74,740	145,859
Marriott International, Inc., Class A	1,075,600	136,031
Daily Mail and General Trust PLC, Class A, nonvoting	10,921,004	106,755
Home Depot, Inc.	493,800	99,140
Naspers Ltd., Class N	418,000	92,895
NIKE, Inc., Class B	821,400	67,519
Lowe’s Companies, Inc.	617,000	67,099
Entertainment One Ltd.	12,759,700	60,512
The New Economy Fund — Page 2 of 7

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
ASOS PLC[1]	650,000	$51,522
Industria de Diseño Textil, SA	1,653,700	50,004
Elang Mahkota Teknologi Tbk PT	82,049,500	49,297
JCDecaux SA	1,173,000	38,641
Eros International PLC, Class A1	3,158,956	35,696
Eros International PLC, Class A1,3	188,000	2,125
William Hill PLC	10,980,000	36,669
Ryohin Keikaku Co., Ltd.	100,960	29,986
Aramark	701,000	28,797
Melco Resorts & Entertainment Ltd. (ADR)	953,904	22,779
Viacom Inc., Class B	692,080	20,264
		3,383,213
Financials 10.12%
Kotak Mahindra Bank Ltd.	13,957,882	253,323
China Construction Bank Corp., Class H	227,337,000	201,305
AIA Group Ltd.	18,391,800	158,640
Webster Financial Corp.	2,259,500	147,726
HDFC Bank Ltd.	4,111,000	119,471
Prudential PLC	4,900,000	110,218
Berkshire Hathaway Inc., Class B1	489,200	102,106
American International Group, Inc.	1,814,711	96,488
Banco Santander, SA	19,348,487	96,303
JPMorgan Chase & Co.	800,000	91,664
Barclays PLC	39,981,344	91,072
Agricultural Bank of China Ltd., Class H	183,650,000	88,915
EXOR NV	1,350,000	87,721
Bank of China Ltd., Class H	185,000,000	83,204
Wells Fargo & Co.	1,410,400	82,480
East West Bancorp, Inc.	1,250,000	79,238
Essent Group Ltd.[1]	1,300,000	56,368
UniCredit SPA	3,853,363	55,615
Postal Savings Bank of China Co., Ltd., Class H	84,490,000	49,733
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,952,900	41,189
IndusInd Bank Ltd.	1,372,000	36,881
Hana Financial Group Inc.	816,658	31,327
SVB Financial Group[1]	69,300	22,367
Banco BPM SPA[1]	6,876,761	15,479
		2,198,833
Industrials 6.19%
CSX Corp.	3,809,400	282,505
Equifax Inc.	1,549,500	207,587
Union Pacific Corp.	994,954	149,860
Ryanair Holdings PLC (ADR)[1]	1,026,999	104,620
Airbus SE, non-registered shares	680,300	83,909
Harris Corp.	500,000	81,255
L3 Technologies, Inc.	325,000	69,459
Nidec Corp.	460,000	66,675
Meggitt PLC	8,357,000	58,311
Siemens Gamesa Renewable Energy, SA, non-registered shares[1]	3,665,000	54,687
Yamato Holdings Co., Ltd.	1,487,699	44,239
AKR Corporindo Tbk PT	173,899,680	42,619
JG Summit Holdings, Inc.	33,268,800	37,333
The New Economy Fund — Page 3 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Old Dominion Freight Line, Inc.	244,000	$37,186
J.B. Hunt Transport Services, Inc.	201,000	24,271
		1,344,516
Consumer staples 1.37%
Costco Wholesale Corp.	588,200	137,127
Associated British Foods PLC	3,025,000	89,769
Herbalife Nutrition Ltd.[1]	709,000	40,123
AMOREPACIFIC Corp.	127,843	30,205
		297,224
Utilities 1.05%
ENN Energy Holdings Ltd.	18,275,000	166,480
Ørsted AS	981,000	62,017
		228,497
Materials 0.54%
Croda International PLC	1,213,103	80,209
Valvoline Inc.	1,779,280	38,290
		118,499
Energy 0.44%
Baker Hughes, a GE Co., Class A	1,423,000	46,916
Schlumberger Ltd.	410,000	25,896
Plains GP Holdings, LP, Class A	899,400	23,186
		95,998
Telecommunication services 0.16%
Verizon Communications Inc.	655,000	35,612
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		1,056,140
Total common stocks (cost: $12,198,609,000)		19,271,721
Bonds, notes & other debt instruments 0.34% U.S. Treasury bonds & notes 0.34% U.S. Treasury 0.34%	Principal amount (000)
U.S. Treasury 1.375% 2019	$75,000	74,115
Total U.S. Treasury bonds & notes		74,115
Total bonds, notes & other debt instruments (cost: $74,309,000)		74,115
Short-term securities 11.51%
Apple Inc. 2.06%–2.10% due 10/12/2018–10/19/2018[3]	92,000	91,778
CAFCO, LLC 2.25% due 12/7/2018[3]	50,000	49,692
Chariot Funding, LLC 2.06% due 9/26/2018[3]	91,900	91,765
CHARTA, LLC 2.25% due 11/29/2018[3]	50,000	49,722
Chevron Corp. 2.06% due 9/12/2018[3]	48,200	48,169
Cisco Systems, Inc. 1.90% due 9/6/2018[3]	25,000	24,992
Coca-Cola Co. 2.08% due 9/13/2018–9/14/2018[3]	67,400	67,351
ExxonMobil Corp. 1.96% due 9/21/2018	48,400	48,345
The New Economy Fund — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.91%–2.10% due 9/4/2018–11/28/2018	$1,124,200	$1,121,688
Freddie Mac 2.02% due 11/5/2018	24,200	24,115
General Dynamics Corp. 2.07% due 10/24/2018[3]	50,000	49,846
Hershey Co. 1.97% due 9/18/2018[3]	40,000	39,961
Intel Corp. 1.94% due 9/4/2018[3]	75,000	74,984
John Deere Capital Corp. 2.03% due 10/9/2018[3]	75,000	74,837
National Rural Utilities Cooperative Finance Corp. 1.98% due 9/6/2018	34,000	33,989
Paccar Financial Corp. 2.12% due 11/26/2018	46,800	46,550
Pfizer Inc. 2.10% due 9/14/2018–10/15/2018[3]	53,400	53,336
Prudential Funding, LLC 1.98% due 9/4/2018	47,300	47,290
U.S. Treasury Bills 1.87%–2.06% due 9/13/2018–11/23/2018	329,900	329,199
Wal-Mart Stores, Inc. 1.97%–2.03% due 9/12/2018–10/15/2018[3]	134,400	134,210
Total short-term securities (cost: $2,501,670,000)		2,501,819
Total investment securities 100.52% (cost: $14,774,588,000)		21,847,655
Other assets less liabilities (0.52)%		(113,709)
Net assets 100.00%		$21,733,946
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 8/31/2018 (000)
Common stocks 0.17%
Information technology 0.00%
Cray Inc.[1,4]	2,643,010	—	2,643,010	—	$10,588	$(1,854)	$—	$—
Health care 0.17%
Mesoblast Ltd.[1]	27,601,583	1,290,000	—	28,891,583	—	4,220	—	34,063
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	321	—	2,267
								36,330
Total 0.17%					$10,588	$2,687	$—	$36,330
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $852,768,000, which represented 3.92% of the net assets of the fund.
[4]	Unaffiliated issuer at 8/31/2018.
The New Economy Fund — Page 5 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The New Economy Fund — Page 6 of 7

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,511,142	$—	$—	$6,511,142
Health care	4,002,047	—	—	4,002,047
Consumer discretionary	3,383,213	—	—	3,383,213
Financials	2,198,833	—	—	2,198,833
Industrials	1,344,516	—	—	1,344,516
Consumer staples	297,224	—	—	297,224
Utilities	228,497	—	—	228,497
Materials	118,499	—	—	118,499
Energy	95,998	—	—	95,998
Telecommunication services	35,612	—	—	35,612
Miscellaneous	1,056,140	—	—	1,056,140
Bonds, notes & other debt instruments	—	74,115	—	74,115
Short-term securities	—	2,501,819	—	2,501,819
Total	$19,271,721	$2,575,934	$—	$21,847,655
*	Securities with a value of $2,050,644,000, which represented 9.44% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-014-1018O-S66130	The New Economy Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: October 29, 2018